UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
 (Exact name of registrant as specified in charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address of principal executive offices) (Zip code)

Francis J. Leto
10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
 (Name and address of agent for service)

(610) 581-4730
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments as of August 31, 2017
(Unaudited)
	Shares	Value
Common Stocks - 90.34%
Automobiles & Components - 2.01%
Cooper Tire & Rubber Co.	34,334	$1,153,623
Delphi Automotive PLC (a)	11,901	1,147,256
		2,300,879
Banks - 7.87%
BB&T Corp.	30,436	1,402,795
Camden National Corp.	36,074	1,406,886
JPMorgan Chase & Co.	24,627	2,238,348
South State Corp.	17,173	1,412,480
Union Bankshares Corp.	44,927	1,407,563
Wells Fargo & Co.	21,815	1,114,092
		8,982,164
Capital Goods - 7.73%
Cubic Corp.	26,804	1,151,232
Hexcel Corp.	26,431	1,421,195
Honeywell International, Inc.	10,188	1,408,695
Johnson Controls International plc (a)	36,185	1,432,564
Nordson Corp.	12,945	1,414,888
Spirit AeroSystems Holdings, Inc. - Class A	7,634	568,733
Standex International Corp.	14,949	1,426,882
		8,824,189
Commercial & Professional Services - 3.24%
ABM Industries, Inc.	25,605	1,137,630
Brady Corp. - Class A	34,252	1,142,304
Equifax, Inc.	9,959	1,418,859
		3,698,793
Consumer Durables & Apparel - 2.74%
Mattel, Inc.	34,815	564,699
VF Corp.	18,117	1,139,016
Wolverine World Wide, Inc.	54,306	1,428,248
		3,131,963
Consumer Services - 0.98%
Darden Restaurants, Inc.	13,574	1,114,290
Diversified Financials - 3.48%
CBOE Holdings, Inc.	13,974	1,409,837
The Charles Schwab Corp.	28,631	1,142,377
Raymond James Financial, Inc.	18,083	1,416,260
		3,968,474

Energy - 5.09%
Apache Corp.	29,529	1,146,906
EOG Resources, Inc.	13,491	1,146,600
EQT Corp.	18,335	1,143,004
Occidental Petroleum Corp.	18,987	1,133,524
Schlumberger Ltd. (a)	17,665	1,121,904
World Fuel Services Corp.	3,513	121,339
		5,813,277
Food & Staples Retailing - 2.71%
Sysco Corp.	26,816	1,412,399
Walgreens Boots Alliance, Inc.	20,666	1,684,279
		3,096,678
Food, Beverage & Tobacco - 3.18%
Hormel Foods Corp.	45,276	1,391,784
McCormick & Co., Inc.	11,763	1,119,014
PepsiCo, Inc.	9,684	1,120,730
		3,631,528
Health Care Equipment & Services - 15.62%
Abbott Laboratories	27,960	1,424,282
Aceto Corp.	40,970	434,692
Almost Family, Inc. (b)	23,995	1,168,557
Becton Dickinson and Co.	10,019	1,998,189
Envision Healthcare Corp. (b)	21,939	1,149,823
Henry Schein, Inc. (b)	6,660	1,156,709
Laboratory Corp. of America Holdings (b)	7,337	1,150,955
Masimo Corp. (b)	16,924	1,428,047
Merit Medical Systems, Inc. (b)	24,695	1,019,904
Patterson Companies, Inc.	36,987	1,424,000
STERIS PLC (a)	16,408	1,430,121
Stryker Corp.	10,058	1,421,899
Teleflex, Inc.	6,820	1,444,135
US Physical Therapy, Inc.	19,732	1,181,947
		17,833,260
Household & Personal Products - 2.23%
Church & Dwight Co., Inc.	28,316	1,420,614
Kimberly-Clark Corp.	9,166	1,130,076
		2,550,690
Materials - 3.26%
Bemis Co., Inc.	27,386	1,166,918
Quaker Chemical Corp.	8,302	1,155,804
Sensient Technologies Corp.	19,461	1,404,111
		3,726,833
Pharmaceuticals, Biotechnology & Life Sciences - 4.31%
Gilead Sciences, Inc.	17,435	1,459,484
Johnson & Johnson	10,805	1,430,258
Thermo Fisher Scientific, Inc.	10,874	2,034,960
		4,924,702
Retailing - 2.36%
Foot Locker, Inc.	4,591	161,741
The TJX Companies, Inc.	19,614	1,418,092
Williams-Sonoma, Inc.	24,338	1,119,548
		2,699,381

Semiconductors & Semiconductor Equipment - 2.05%
Analog Devices, Inc.	14,101	1,179,830
Cirrus Logic, Inc. (b)	20,013	1,160,354
		2,340,184
Software & Services - 8.49%
CACI International, Inc. - Class A (b)	11,128	1,444,414
DST Systems, Inc.	16,848	864,808
Mastercard, Inc. - Class A	12,572	1,675,848
MAXIMUS, Inc.	23,538	1,430,640
Microsoft Corp.	23,034	1,722,252
Paychex, Inc.	24,778	1,413,089
Total System Services, Inc.	16,552	1,144,074
		9,695,125
Technology Hardware & Equipment - 7.29%
Apple, Inc.	13,771	2,258,444
Avnet, Inc.	29,873	1,152,202
Badger Meter, Inc.	20,330	933,147
Cisco Systems, Inc.	44,542	1,434,698
Corning, Inc.	49,079	1,411,512
MTS Systems Corp.	23,566	1,140,594
		8,330,597
Telecommunication Services - 0.99%
Verizon Communications, Inc.	23,546	1,129,502
Transportation - 3.47%
Atlas Air Worldwide Holdings, Inc. (b)	21,394	1,429,119
Norfolk Southern Corp.	9,395	1,132,285
United Parcel Service, Inc. - Class B	12,205	1,395,764
		3,957,168
Utilities - 1.24%
American Water Works Co., Inc.	17,517	1,417,125
Total Common Stocks (Cost $102,256,761)		103,166,802

Short-Term Investment - 24.73%
Money Market Fund - 24.73%
Dreyfus Government Cash Management - Class I, 0.93% (c)	28,242,902	28,242,902
Total Short-Term Investment (Cost $28,242,902)		28,242,902

Total Investments (Cost $130,499,663) - 115.07%		131,409,704
Liabilities in Excess of Other Assets - (15.07%)		(17,208,341)
TOTAL NET ASSETS - 100.00%		$114,201,363

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 0.98%; Ireland 1.25%; Jersey 1.00%; United Kingdom 1.25%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of August 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Financial Statements.

1. Summary of Significant Accounting Policies (Unaudited)

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").  The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible securities, warrants, rights, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as "NASDAQ") are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Portfolio securities primarily traded on the NASDAQ Stock Market ("NASDAQ") shall be valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When using the market quotations or closing price provided by the pricing service, the security will be classified as a Level 1 security. When market quotations or closing price provided by the pricing service are unavailable, the mean of the bid and ask price will be used. These securities will generally be classified as Level 2 securities.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of August 31, 2017, the Funds' assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
BMT Multi-Cap Fund
Assets
Total Common Stocks*	$103,166,802	$-	$-	$103,166,802

Total Money Market Fund*	28,242,902	-	-	28,242,902

Total Assets	$131,409,704	$-	$-	$131,409,704

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any investments during the period ended August 31, 2017 with significant unobservable inputs which would be classified as Level 3. There were no transfers of securities between levels during the reporting period. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

2. Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Cost of investments	$130,499,663
Gross unrealized appreciation	1,739,633
Gross unrealized depreciation	(829,592)
Net unrealized appreciation	$910,041

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title) /s/ Francis J. Leto
                                           Francis J. Leto, President

Date   October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Francis J. Leto
                                              Francis J. Leto, President

Date   October 30, 2017

By (Signature and Title)* /s/ Michael W. Harrington
                                              Michael W. Harrington, Treasurer

Date   October 30, 2017

* Print the name and title of each signing officer under his or her signature.